Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net sales	$ 2,485.1	$ 2,448.3	$ 2,324.9	$ 2,287.1	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 9,545.4	$ 9,207.6	$ 5,399.6
Cost of goods sold									7,698.9	7,674.9	4,407.7
Gross profit	555.1	496.7	385.2	409.5	419.9	359.8	360.8	392.2	1,846.5	1,532.7	991.9
Selling, general and administrative expenses									954.3	927.5	541.2
Restructuring and other costs, net	26.0	23.5	12.4	16.1	23.1	13.7	28.1	10.3	78.0	75.2	93.3
Operating profit									814.2	530.0	357.4
Interest expense									(106.9)	(119.7)	(88.9)
Loss on extinguishment of debt	0	0	(0.1)	(0.2)	(6.3)	(0.1)	(19.5)	0	(0.3)	(25.9)	(39.5)
Interest income and other (expense) income, net									(0.9)	1.3	(15.0)
Equity in income of unconsolidated entities									4.6	3.4	1.5
Income before income taxes	256.8	203.1	109.1	141.7	120.8	90.6	53.3	124.4	710.7	389.1	215.5
Income tax benefit (expense)									21.8	(136.9)	(69.5)
Consolidated net income	178.3	141.7	325.6	86.9	83.4	59.3	32.7	76.8	732.5	252.2	146.0
Less: Net income attributable to noncontrolling interests									(5.2)	(3.1)	(4.9)
Net income attributable to Rock-Tenn Company shareholders	$ 176.5	$ 140.1	$ 324.7	$ 86.0	$ 82.3	$ 58.2	$ 31.9	$ 76.7	$ 727.3	$ 249.1	$ 141.1
Basic earnings per share attributable to Rock-Tenn Company shareholders	$ 2.45	$ 1.94	$ 4.51	$ 1.20	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 10.10	$ 3.49	$ 2.81
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$ 2.40	$ 1.91	$ 4.45	$ 1.18	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 9.95	$ 3.45	$ 2.77
Cash dividends paid per share									$ 1.05	$ 0.80	$ 0.80